Annual Fund Operating Expenses - WesMark Government Bond Fund - WesMark Government Bond Fund	May 29, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.00%

[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.